INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Statue of limitations period	3 years
Accumulated deficit	$ (214,587,069)	$ (81,006,405)
EIT [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
Extended [Member]
Income Tax Disclosure [Line Items]
Statue of limitations period	5 years
Special circumstance [Member]
Income Tax Disclosure [Line Items]
Statue of limitations period	10 years
Underpayment of income tax liability in excess of	100,000
FIE [Member]
Income Tax Disclosure [Line Items]
Withholding income tax rate	10.00%
China Sunergy (Hong Kong) Co.,Limited ("Sunergy Hong Kong") [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%	16.50%	16.50%
China Sunergy Trading (Hong Kong) Co., Limited [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Nanjing") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate	15.00%
Tax exemption period	2 years
Enterprise income tax reduction	50.00%
Enterprise income tax reduction period	3 years
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Shanghai") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
CEEG (Shanghai) Solar Science Technology Co., Ltd. ("SST") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate	15.00%
CEEG (Nanjing) Renewable Energy Co., Ltd ("NRE") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Statue of limitations period	6 years
PRC Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Accumulated capital losses	73,500,000	76,400,000
Change in valuation allowance	52,900,000
Accumulated deficit	$ (238,600,000)